International operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Assets	$ 405,783	$ 444,438	$ 469,633
Total revenue	16,377	15,931	15,808
Income before income taxes	3,328	4,648	4,468
Net income	2,560	3,771	3,626
Total International
Segment Reporting Information [Line Items]
Assets	91,319	117,306	123,303
Total revenue	5,886	6,007	5,830
Income before income taxes	2,217	2,312	2,593
Net income	1,676	1,798	1,973
Europe, the Middle East and Africa
Segment Reporting Information [Line Items]
Assets	78,074	94,507	92,374
Total revenue	3,954	4,119	3,964
Income before income taxes	1,164	1,293	1,549
Net income	880	1,005	1,179
UK
Segment Reporting Information [Line Items]
Assets	31,700	37,900	38,100
Total revenue	$ 2,200	$ 2,400	$ 2,600
Percentage of asset	8.00%	9.00%	8.00%
Percentage of revenue	14.00%	15.00%	16.00%
Asia-Pacific region
Segment Reporting Information [Line Items]
Assets	$ 11,623	$ 20,280	$ 28,416
Total revenue	1,127	1,144	1,168
Income before income taxes	572	572	607
Net income	432	445	462
Other
Segment Reporting Information [Line Items]
Assets	1,622	2,519	2,513
Total revenue	805	744	698
Income before income taxes	481	447	437
Net income	364	348	332
Total Domestic
Segment Reporting Information [Line Items]
Assets	314,464	327,132	346,330
Total revenue	10,491	9,924	9,978
Income before income taxes	1,111	2,336	1,875
Net income	$ 884	$ 1,973	$ 1,653